PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment pledged as guarantee (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	$ 611,629	$ 673,555
Book Value	872,476	975,752
Wilmington Trust Company | Airbus A319
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	2,703	4,554
Book Value	12,326	13,205
Wilmington Trust Company | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	17,441	33,154
Book Value	151,873	203,788
Wilmington Trust Company | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	20,427	35,043
Book Value	143,281	164,448
Wilmington Trust Company | Boeing 777
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	132,585	141,605
Book Value	144,186	144,065
Credit Agricole | Airbus A319
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	3,413	3,518
Book Value	3,752	5,311
Credit Agricole | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	190,001	195,864
Book Value	142,075	161,397
Credit Agricole | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	8,849	9,121
Book Value	23,018	23,323
Credit Agricole | Airbus A321
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	6,007	6,192
Book Value	4,393	4,827
Credit Agricole | Boeing 787
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	58,499	60,305
Book Value	38,971	34,077
Bank Of Utah | Boeing 787
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	171,704	184,199
Book Value	$ 208,601	$ 221,311